Leases - Future Undiscounted Cash Outflows for Operating Leases Maturity (Detail) $ in Thousands	Sep. 30, 2023 USD ($)
Future undiscounted cash outflows for operating leases [Line Items]
2024	$ 46,848
2025	37,603
2026	29,468
2027	21,488
2028	14,836
Thereafter	30,827
Total lease payments	181,070
Less: imputed interest	(19,456)
Present value of lease liabilities	$ 161,614